Leases (Schedule Of Future Minimum Lease Payments For Capital Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Leases Disclosure [Line Items]
2015	¥ 21,064
2016	16,556
2017	11,846
2018	7,534
2019	3,547
Thereafter	7,446
Total minimum lease payments	67,993
Less - Amount representing interest	(15,113)
Present value of net minimum lease payments	52,880
Less - Current obligation	(16,929)	(16,368)
Long-term capital lease obligations	¥ 35,951	¥ 36,254